Significant accounting policies - Summary of Impact of Adoption of IFRS 16 (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Other assets	€ 81,001	€ 81,561
Total current assets	603,420	619,446
Right-of-use assets	35,249	35,789
Deferred tax assets	23,063	24,562
Total non-current assets	1,192,641	1,263,065
Total assets	1,796,061	1,882,511
Liabilities
Accruals classified as current	69,846	83,516
Current provisions	9,234	3,419
Total current liabilities	715,434	1,172,530
Lease liabilities	29,154	28,841
Deferred tax liabilities	99,202	82,941
Non-current provisions	3,936	8,576
Total non-current liabilities	852,613	718,996
TOTAL LIABILITIES	1,568,047	1,891,526	€ 49,139
Equity [abstract]
Accumulated deficit	(483,211)	(207,566)
Reserves	(813,300)	(1,321,685)
Non-controlling interests	3,709	(580)
TOTAL EQUITY/(DEFICIT)	228,014	(9,015)		€ (58,916)	€ 5,917
TOTAL LIABILITIES AND EQUITY	€ 1,796,061	€ 1,882,511
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [Member]
Assets
Other assets			70
Total current assets			70
Right-of-use assets			42,590
Deferred tax assets			6,769
Total non-current assets			49,359
Total assets			49,429
Liabilities
Accruals classified as current			(563)
Current provisions			(1,139)
Total current liabilities			(1,702)
Lease liabilities			45,312
Deferred tax liabilities			7,033
Non-current provisions			(1,504)
Total non-current liabilities			50,841
Equity [abstract]
Accumulated deficit			313
Reserves			(17)
Non-controlling interests			(6)
TOTAL EQUITY/(DEFICIT)			290
TOTAL LIABILITIES AND EQUITY			€ 49,429